1933 Act File No. 33-48907
                                                      1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                        -----

     Pre-Effective Amendment No.         ...............................

     Post-Effective Amendment No.    28   ..............................  X
                                  --------                              -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

     Amendment No.    28   .............................................  X
                   --------                                             -----

                              MARSHALL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             1000 North Water Street
                           Milwaukee, Wisconsin 53202

                    (Address of Principal Executive Offices)

                                 (414) 287-8555

                         (Registrant's Telephone Number)

                          Michael A. Hatfield, Esquire
                             770 North Water Street

                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

                (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 __ immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b)

 X 60 days after filing pursuant to paragraph (a)(i) on _________________ pursuant to paragraph (a)(i)

 _  75 days after filing pursuant to paragraph (a)(ii)
---
    on _________________ pursuant to paragraph (a)(ii) of Rule 485
---

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:        Janet Olsen, Esquire
                  Bell, Boyd & Lloyd
                  Three First National Plaza

                  70 West Madison Street, Suite 3300
                  Chicago, Illinois 60602-4207

     This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 25 filed July 23, 1999 in their entirety. (File No. 3348907 and 811-7047)

PART C. OTHER INFORMATION.

Item 23.       EXHIBITS:

(a)  (i) Conformed copy of Articles of Incorporation of the Registrant; (8)

(ii) Conformed copy of Amendment No. 1 to the Articles of Incorporation; (8)

(iii) Conformed copy of Amendment No. 2 to the Articles of Incorporation; (8)

(iv) Conformed copy of Amendment No. 3 to the Articles of Incorporation; (8)

(v)  Conformed copy of Amendment No. 4 to the Articles of Incorporation; (6)

(vi) Conformed copy of Amendment No. 5 to the Articles of Incorporation; (8)

(vii) Conformed copy of Amendment No. 6 to the Articles of Incorporation; (12)

(viii) Conformed copy of Amendment No. 7 to the Articles of Incorporation; (14)

(ix) Conformed copy of Amendment No. 8 to the Articles of Incorporation; (18)

(x)  Conformed copy of Amendment No. 9 to the Articles of Incorporation; (21)

(b)      (i)  Copy of By-Laws of the Registrant; (8)

        (ii)  Copy of Amendment No. 1 to the By-Laws of the Registrant; (19)
       (iii)  Copy of Amendment No. 2 to the By-Laws of the Registrant; (19)
(c)   Copy of Specimen Certificates for Shares of Capital
      Stock of the Marshall Mid-Cap Growth Fund, Marshall
      Large-Cap Growth & Income Fund, Marshall Mid-Cap
      Value Fund, and Marshall Small-Cap Growth Fund;
      (16)


6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos. 33-48907 and 811-7047).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed October 21, 1994. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33-48907 and 811-7047).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).

(d)  (i) Conformed copy of Investment Advisory Contract of the Registrant; (4)

(ii) Conformed copy of Exhibit G of the Investment Advisory Contract of the Registrant; (5)

(iii)Conformed copy of Exhibit H of the Investment Advisory Contract of the Registrant; (5)

(iv) Conformed copy of Exhibit I of the Investment Advisory Contract of the Registrant; (5)

(v) Conformed copy of Exhibit J of the Investment Advisory Contract of the Registrant; (5)

(vi) Conformed copy of Exhibit K of the Investment Advisory Contract of the Registrant; (7)

(vii)Conformed copy of Exhibit L of the Investment Advisory Contract of the Registrant; (7)

(viii) Conformed copy of Exhibit M of the Investment Advisory Contract of the Registrant; (12)

(ix) Conformed copy of Federated Management Sub-Advisory Agreement with the Registrant; (7)

(x)  Conformed  copy  of  Templeton  Investment  Counsel,   Inc.,   Sub-Advisory
     Agreement with the M & I Investment Management, Inc.; (9)

(xi) Conformed copy of Exhibit N to the Investment Advisory Contract of the Registrant; (14)

(xii)Conformed copy of Subadvisory Contract between M&I Investment Management Corp. and BPI Global Asset Management LLP dated March 29, 1999 (20)

(e) (i) Conformed copy of Distributor's Contract of the Registrant, including conformed copies of Exhibits A through J; (12)

(ii) Conformed  copy  of  Exhibit  K  of  the  Distributor's   Contract  of  the
     Registrant; (15)

(iii)Conformed  copy  of  Exhibit  L  of  the  Distributor's   Contract  of  the
     Registrant; (21)

(iv) Conformed  copy  of  Exhibit  M  of  the  Distributor's   Contract  of  the
     Registrant; (19)



4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed July 23, 1999. (File Nos. 33-48907 and 811-7047).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).

(f)  Not applicable;

(g)  (i) Conformed copy of Custodian Contract of the Registrant; (7)

     (ii) Copy of Amendment No. 1 to Schedule A of the Sub-Custodian Agreement of the Registrant; (16)

     (iii)Copy of Amendment No. 2 to Schedule A of the Sub-Custodian Agreement of the Registrant; (16)

     (iv) Copy of Amendment No. 3 to Schedule A of the Sub-Custodian Agreement of the Registrant; (17)

     (v) Conformed copy of Sub-Transfer Agency and Services Agreement of the Registrant; (10)

(h) (i) Conformed copy of Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant; (11)

     (ii) Conformed copy of Amendment No. 1 to Schedule A of the Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant; (15)

     (iii)Conformed copy of Amendment No. 2 to Schedule A of the Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant;
          (16)

     (iv) Conformed copy of Amendment No. 1 to Schedule C of the Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant; (15)

     (v) Conformed copy of Annex 1 to Amendment No. 2 to Schedule C of the Fund Accounting and Shareholder Recordkeeping Agreement of the
          Registrant; (16)

     (vi) Conformed copy of Administrative Services Agreement of the Registrant;
          (7)

     (vii)Conformed copy of Amendment No. 1 to the Administrative Services Agreement of the Registrant; (15)

     (viii) Conformed copy of Amendment No. 2 to the Administrative Services Agreement of the Registrant; (16)

------------------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1997. (File Nos. 33-48907 and 811-7047).

     (ix) Conformed copy of Shareholder Services Agreement of the Registrant on behalf of Marshall Equity Income Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall International Stock Fund, Marshall Mid-Cap Stock Fund, Marshall Money Market Fund, Marshall Short-Term Income Fund, Marshall Short-Term Tax-Free Fund, Marshall Stock Fund, and Marshall Value Equity Fund; (4)

     (x) Conformed copy of Amendment No. 1 to Schedule A of the Shareholder Services Agreement of the Registrant; (6)

     (xi) Conformed copy of Amendment No. 2 to Schedule A of the Shareholder Services Agreement of the Registrant; (7)

     (xii)Conformed copy of Amendment No. 3 to Schedule A of the Shareholder Services Agreement of the Registrant; (12)

     (xiii) Copy of Amendment No. 1 to Schedule B of the Shareholder Services Agreement of the Registrant; (11)

     (xiv)Conformed copy of Marshall Funds, Inc. Multiple Class Plan (Marshall Money Market Fund Class A Shares and Class B Shares); (11)
          (xv)..Conformed copy of new Shareholder Services Agreement between the Registrant and Marshall & Ilsley Trust Company on behalf of Marshall Equity Income Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall International Stock Fund, Marshall Mid-Cap Stock Fund, Marshall Short-Term Income Fund, Marshall Small-Cap Stock Fund, Marshall Stock Fund, and Marshall Value Equity Fund; (15)

     (xvi)Conformed copy of Amendment No.1 to Exhibit 1 of Shareholder Services Agreement of the Registrant; (21)

     (xvii) Conformed copy of Mutual Funds Service  Agreement of the Registrant;
          (19)

-------------------

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33-48907 and 811-7047).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).


                      (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (4) (j) Conformed Copy of Consent of Independent Auditors (To be filed by amendment); (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (11)

                      (m) (i) Conformed copy of Distribution Plan of the Registrant; (4) (ii) Conformed copy of Exhibit A of the Distribution Plan of the Registrant; (11)

                              (iii) Conformed copy of Exhibit B of the
                               Distribution Plan of the Registrant; (9) (iv) Conformed copy of Exhibit C to the Distribution Plan of the Registrant; (15)

                                (v) Conformed copy of Exhibit D of the
                               Distribution Plan of the Registrant; (21) (vi) Form of 12b-1 Agreement of the Registrant; +

                              (vii) Copy of Exhibit A to the 12b-1 Agreement of
                             the Registrant; (19) (viii) Copy of Exhibit B to the 12b-1 Agreement of the Registrant; (11)

                               (ix) Copy of Exhibit C to the Rule 12b-1
                                Agreement of the Registrant; (13) (x) Copy of Exhibit D to the 12b-1 Agreement of the Registrant; (21)

                      (n) Conformed copy of Multiple Class Plan of the Registrant including Exhibits A through D; (19) (o) (i) Conformed copy of Power of Attorney; (11)

     (ii) Conformed copy of Power of Attorney dated December 27, 1993 with respect to James F. Duca, II, President of the Corporation; (6)

     (iii) Conformed copy of Power of Attorney; +

-------------------
  +     All exhibits filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33-48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

               None

Item 25.       INDEMNIFICATION: (5)

Item 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

                         M&I INVESTMENT MANAGEMENT CORP.

               (a) M&I Investment Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of October 1, 1997 M&I Investment Management Corp. had approximately $8.4 billion in assets under management and has managed investments for individuals and institutions since its inception in 1973. M&I Investment Management Corp. served as investment adviser to Newton Money Fund, Newton Income Fund and Newton Growth Fund.

                    For further information about M & I Investment Mangagement Corp., its officers and directors, response is incorporated by reference to M & I Investment Management Corp.'s Form ADV, File No. 801-9118, dated March 4, 1996 as amended.

                                 BPI Global Asset Management LLP.

               (b) BPI Global Asset Management LLP ("BPI") is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of June 30, 1999, BPI had approximately $1.9 billion of total assets under management. BPI's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

                    For a list of the officers and directors of BPI and for further information about BPI, any other business, vocation or employment of a substantial nature in which a director or officer of BPI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to BPI's Form ADV, File No. 801-53972, dated ___________________.

-------------------

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).

Item 27.       PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

        Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



        (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Chairman, Chief Executive                    --
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer
Pittsburgh, PA 15222-3779           Federated Securities Corp.


Arthur L. Cherry                    Director                                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales                --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                   Senior Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA  15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                    Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                      Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                  Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley                      Assistant Treasurer,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


    (c)        Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

MARSHALL FUNDS, INC                        770 North Water Street
                                           Milwaukee, Wisconsin 53202
                                           (Notices should be sent to
                                           the Agent for Service at the
                                           address above)

                                           1000 North Water Street
                                           Milwaukee, WI  53202

FEDERATED SHAREHOLDER SERVICES             Federated Investors Tower
COMPANY                                    1001 Liberty Avenue
("Transfer Agent, Dividend                 Pittsburgh, PA  15222-3779
Disbursing Agent, and Portfolio

Accounting Services")

FEDERATED ADMINISTRATIVE SERVICES   Federated Investors Tower

("Administrator")                          1001 Liberty Avenue
                                           Pittsburgh, PA  15222-3779

M & I INVESTMENT MANAGEMENT CORP.   1000 North Water Street
("Adviser")                                Milwaukee, WI  53202

MARSHALL & ILSLEY TRUST COMPANY     1000 North Water Street
("Custodian")                              Milwaukee, WI  53202

BPI GLOBAL ASSET MANAGEMENT LLP     1900 Summit Tower Blvd.
("Sub-Adviser")                            Suite 450
                                           Orlando, Florida 32810

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholders meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MARSHALL FUNDS, INC. has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of September, 1999.

                              MARSHALL FUNDS, INC.

                      BY: /s/ Brooke J. Billick
                      Secretary
                      Attorney in Fact for John M. Blaser
                      September 2, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                            TITLE                       DATE

By:  /s/ Brooke J. Billick
     Brooke J. Billick            Attorney In Fact         September 2, 1999
     SECRETARY                    For the Persons
                                  Listed Below

     NAME                            TITLE

John M. Blaser*                   President and Director

Ann K. Peirick*                   Treasurer (Principal
                                  Financial and
                                  Accounting Officer)

John DeVincentis*                 Director

Duane E. Dingmann*                Director

James Mitchell*                   Director

Barbara J. Pope*                  Director

David W. Schulz*                  Director

* By Power of Attorney